EQUITY (Schedule of Stock Options and Stock Appreciation Rights Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EQUITY [Abstract]
Number of options, Outstanding at beginning of year	4,366,897
Number of options, Granted	921,500
Number of options, Exercised	(867,106)
Number of options, Forfeited	(954,997)
Number of options, Outstanding at end of year	3,466,294	4,366,897
Number of options, Exercisable options at end of year	1,818,724
Number of options, Vested and expected to vest	3,333,107
Weighted average Exercise price, Outstanding at beginning of year	$ 12.65
Weighted average Exercise price, Granted	$ 9.41	$ 10.08	$ 11.09
Weighted average Exercise price, Exercised	$ 8.47
Weighted average Exercise price, Forfeited	$ 15.81
Weighted average Exercise price, Outstanding at end of year	$ 11.97	$ 12.65
Weighted average Exercise price, Exercisable options at end of year	$ 14.02
Weighted average Exercise price, Vested and expected to vest	$ 11.86
Aggregate intrinsic value, Outstanding at end of year	$ 8,088
Aggregate intrinsic value, Exercisable options at end of year	3,799
Aggregate intrinsic value, Vested and expected to vest	$ 8,418